Income Taxes - Components of Deferred Income Tax Assets (Detail) (CNY)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Tax loss carryforwards	10,646,904	18,460,724
Accrued expenses and other current liabilities	8,221,083	4,635,723
Accounts receivable		3,289,043
Advertising expense		721,531
Impairment loss on equity method investments	425,000	425,000
Impairment loss on property and equipment	437,500
Total deferred income tax assets	19,730,487	27,532,021
Valuation allowance	(3,309,450)	(20,628,460)	(30,450,912)	(22,781,569)
Deferred income tax assets, net	16,421,037	6,903,561